Share-based payments - Schedule of Key Assumptions Used in Valuation (Details) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	€ 12.95
Dividend yield	0.801%
Restricted share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 12.64
Risk-free rate	4.93%
Restricted share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 12.95
Risk-free rate	5.46%
Performance share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value		€ 8.68
Grant date share price		€ 9.71
Expected volatility based on the historical and implied volatility of a group of comparable companies		35.00%
Dividend yield		0.90%
Risk-free rate		1.96%
Performance share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value		€ 11.52
Grant date share price		€ 12.68
Expected volatility based on the historical and implied volatility of a group of comparable companies		37.50%
Dividend yield		1.24%
Risk-free rate		4.86%
Retention restricted share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value		€ 8.62
Grant date share price		€ 9.71
Expected volatility based on the historical and implied volatility of a group of comparable companies		35.00%
Dividend yield		0.90%
Risk-free rate		2.07%
Retention restricted share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value		€ 11.40
Grant date share price		€ 12.68
Expected volatility based on the historical and implied volatility of a group of comparable companies		37.50%
Dividend yield		1.24%
Risk-free rate		4.05%